united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Crow Point Alternative Income Fund (AAIFX)
(formerly Armor Alternative Income Fund)

Semi-Annual Report
March 31, 2017

1-855-282-1100

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Crow Point Alternative Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Crow Point Alternative Income Fund
Portfolio Review (Unaudited)
March 31, 2017

The Fund’s performance figures for the periods ended March 31, 2017, compared to its benchmark:

			Annualized
			Since
	Six Months	One Year	Inception*

Crow Point Alternative Income Fund	(1.28)%	0.63%	(0.32)%
HFRX Absolute Return Index**	0.30%	1.55%	1.67%

*	The Fund commenced operations on January 13, 2012.

**	The HFRX Absolute Return Index (“HFRX Index”) is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the HFRX Index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Individuals cannot invest directly in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Fund’s adviser waives and/or reimburses certain Fund fees or expenses. Absent that arrangement, performance shown would have been lower. For performance information current to the most recent month-end, please call 1-855-282-1100.

Per the fee table in the Fund’s January 30, 2017 prospectus, the Fund’s Total Annual Operating Expense Ratio is 3.91% without consideration of the fee waiver. After the fee waiver, the Fund’s Net Annual Operating Expense Ratio is 2.51%.

Portfolio Composition as of March 31, 2017 (Unaudited)

% of Net Assets
Exchange Traded Funds - Debt	70.6%
Bonds & Notes	24.9%
Mutual Fund - Equity	2.2%
Preferred Stock	0.9%
Cash and Other Assets Less Liabilities - Net	1.4%
Total	100.0%

Please refer to the Portfolio of Investments in this Shareholder Report for a detailed analysis of the Fund’s Holdings.

Crow Point Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 70.6%
	DEBT FUNDS - 70.6%
31,227	First Trust Senior Loan ETF	$1,511,075
8,238	iShares iBoxx $ High Yield Corporate Bond ETF	723,132
662	iShares iBoxx $ Investment Grade Corporate Bond ETF	78,056
2,033	iShares JP Morgan USD Emerging Markets Bond ETF	231,152
490	iShares US Preferred Stock ETF	18,963
2,567	ProShares UltraShort 20+ Year Treasury *	100,447
17,418	SPDR Blackstone / GSO Senior Loan ETF	828,052
14,297	SPDR Bloomberg Barclays High Yield Bond ETF	527,987
25,152	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	703,250
3,000	SPDR Nuveen S&P High Yield Municipal Bond ETF	169,830
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $4,883,628)	4,891,944

	MUTUAL FUND - 2.2%
	EQUITY FUND - 2.2%
14,977	Crow Point Global Dividend Plus Fund # (Cost - $146,628)	152,918

	PREFERRED STOCK - 0.9%
	BANKS - 0.7%
1,900	Bank of America Corp., 6.20%	49,115

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
400	Legg Mason, Inc., 6.375%	10,397

	TOTAL PREFERRED STOCK - (Cost - $60,843)	59,512

Principal
	BONDS & NOTES - 24.9%
	ASSET BACKED - 12.2%
$5,292	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser
	2003-11, 5.137%, 12/25/33 ^	5,359
62,058	Countrywide Asset-Backed Certificates, 5.216%, 10/25/17 ^	61,971
22,997	Equity One Mortgage Pass-Through Trust 2003-4, 5.869%, 10/25/34 ^	22,213
97,830	Fremont Home Loan Trust 2005-B, 1.687%, 4/25/35 ^	94,152
2,682	GE Capital Mortgage Services Inc 1999-HE1 Trust, 6.265%, 4/25/29	2,693
32,561	GSAMP Trust 2005-SEA2, 1.331%, 1/25/45 ^ +	32,431
17,943	Option One Mortgage Loan Trust 2005-1, 1.782%, 2/25/35 ^	17,953
11,982	RAMP Series 2005-RS1 Trust, 4.713%, 1/25/35	12,128
18,454	RASC Series 2003-KS4 Trust, 3.87%, 5/25/33 ^	18,661
5,499	RASC Series 2004-KS2 Trust, 4.30%, 3/25/34 ^	5,564
197,142	Structured Asset Securities Corp Mortgage Loan Trust 2006-AM1, 1.142%, 4/25/36 ^	194,080
400,000	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1, 1.322%, 2/25/36 ^	376,568
		843,773
	COMMERCIAL MORTGAGE BACKED - 12.7%
83,351	Adjustable Rate Mortgage Trust 2005-5, 0.805%, 9/25/35 ^	82,040
12,921	Banc of America Funding 2006-2 Trust, 5.75%, 3/25/36	12,246
25,082	Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.727%, 7/10/43	25,085

See accompanying notes to financial statements.

Crow Point Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Principal		Value
$150,000	Bear Stearns Commercial Mortgage Securities Trust 2007-
	PWR18, 6.087%, 6/11/50 ^	$153,229
250,000	Citigroup Commercial Mortgage Trust 2008-C7, 6.333%, 12/10/49 ^	255,031
320,701	JP Morgan Chase Commercial Mortgage Securities Trust
	2012-CIBX, 3.139%, 6/15/45 ^	325,351
878	LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	878
3,921	Nomura Asset Acceptance Corp. Alternative Loan Trust
	Series 2005-AR2, 3.296%, 5/25/35 ^	3,918
4,171	WaMu Mortgage Pass-Through Certificates Series 2003-
	S12 Trust, 4.75%, 11/25/18	4,222
28,291	Washington Mutual Mortgage Pass-Through Certificates
	WMALT Series 2006-7 Trust, 4.461%, 9/25/36 ^	14,948
		876,948

	TOTAL BONDS & NOTES (Cost - $1,678,719)	1,720,721

Contracts **
	PURCHASED CALL OPTIONS * - 0.0%
16	iShares MSCI EAFE ETF
	Expiration April 2017, Exercise Price $63.00	336
16	iShares MSCI Emerging Markets ETF
	Expiration April 2017, Exercise Price $40.50	176
15	SPDR S&P 500 ETF Trust
	Expiration April 2017, Exercise Price $248.00	45
	TOTAL PURCHASED CALL OPTIONS (Cost - $535)	557

	TOTAL INVESTMENTS (Cost - $6,770,353) (a) - 98.6%	$6,825,652
	OTHER ASSETS LESS LIABILITIES - NET - 1.4%	100,692
	NET ASSETS - 100.0%	$6,926,344

Contracts **
	WRITTEN CALL OPTIONS * - 0.0%
16	iShares MSCI EAFE ETF
	Expiration April 2017, Exercise Price $62.00	1,088
16	iShares MSCI Emerging Markets ETF
	Expiration April 2017, Exercise Price $38.50	1,744
15	SPDR S&P 500 ETF Trust
	Expiration April 2017, Exercise Price $240.00	585
	TOTAL WRITTEN CALL OPTIONS (Proceeds - $3,292) (a)	3,417

*	Non-Income producing security.

#	Affiliated Investment Company

^	Variable or step coupon security - Interest rate shown reflects the rate currently in effect.

+	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $32,431 or 0.5% of net assets.

**	Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.

ETF - Exchange-Traded Fund

REITS - Real Estate Investment Trusts

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including written options, is $7,220,856 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$64,936
Unrealized Depreciation:	(19,519)
Net Unrealized Appreciation:	$45,417

See accompanying notes to financial statements.

Crow Point Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

ASSETS
Investment securities:
Unaffiliated Securities at Cost	$6,623,725
Affiliated Securities at Cost	146,628
Total Securities at Cost	6,770,353
Unaffiliated Securities at Value	$6,672,734
Affiliated Securities at Value	152,918
Total Securities at Value	6,825,652
Cash	438,892
Receivable for securities sold	249,643
Dividends and interest receivable	5,666
Due from advisor	6,922
Prepaid expenses	8,942
TOTAL ASSETS	7,535,717

LIABILITIES
Options Written (proceeds - $3,292)	3,417
Payable for investments purchased	570,517
Distribution (12b-1) fees payable	1,983
Payable to related parties	13,464
Accrued expenses and other liabilities	19,992
TOTAL LIABILITIES	609,373
NET ASSETS	$6,926,344

Net Assets Consist Of:
Paid in capital	$8,735,380
Accumulated net investment loss	(17,675)
Accumulated net realized loss from security transactions and option contracts	(1,846,535)
Net unrealized appreciation of investments and option contracts	55,174
NET ASSETS	$6,926,344
Investor Class
Net Assets	$6,926,344
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	842,825
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$8.22

See accompanying notes to financial statements

Crow Point Alternative Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For Six Months Ended March 31, 2017

INVESTMENT INCOME
Dividends	$51,020
Dividends from affiliated funds	313
Interest	35,458
TOTAL INVESTMENT INCOME	86,791

EXPENSES
Investment advisory fees	32,306
Legal fees	10,488
Administrative services fees	9,972
Registration fees	9,972
Printing and postage expenses	9,972
Accounting services fees	9,573
Audit fees	9,224
Compliance officer fees	8,727
Distribution (12b-1) fees	8,349
Transfer agent fees	7,979
Trustees’ fees and expenses	6,234
Custodian fees	4,732
Insurance expense	249
Interest expense	240
Other expenses	995
TOTAL EXPENSES	129,012
Less: Expense waived by Adviser for Affiliated Holdings	(1,091)
Less: Expense waived and/or reimbursed by the Adviser	(52,103)

NET EXPENSES	75,818

NET INVESTMENT INCOME	10,973

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	(19,382)
Affiliated investments	(9,111)
Options purchased	(1,109)
Options written	518
Net change in unrealized appreciation (depreciation) on:
Unafilliated Investments and purchased options	(80,528)
Afilliated Investments	12,363
Written options	(125)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(97,374)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(86,401)

See accompanying notes to financial statements

Crow Point Alternative Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
FROM OPERATIONS:
Net investment income	$10,973	$93,675
Net realized loss from investments - including options	(29,084)	(123,042)
Distributions of capital gains from underlying investment companies	—	891
Net change in unrealized appreciation (depreciation) of investments	(68,290)	158,726
Net increase (decrease) in net assets resulting from operations	(86,401)	130,250

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class
From net investment income	(90,260)	(160,375)
Net decrease in net assets from distributions to shareholders	(90,260)	(160,375)

FROM SHARES OF BENEFICIAL INTEREST:
Investor Class
Proceeds from shares sold	821,526	8,522,917
Reinvestment of dividends	18,373	121,724
Payments for shares redeemed	(428,134)	(10,134,592)

Net increase (decrease) in net assets from shares of beneficial interest	411,765	(1,489,951)

TOTAL INCREASE (DECREASE) IN NET ASSETS	235,104	(1,520,076)

NET ASSETS
Beginning of Period	6,691,240	8,211,316
End of Period **	$6,926,344	$6,691,240
** Includes accumulated net investment income (loss) of:	$(17,675)	$61,612

SHARE ACTIVITY
Investor Class
Shares sold	99,724	1,023,899
Shares reinvested	2,238	14,790
Shares redeemed	(51,848)	(1,216,001)
Net increase (decrease) in shares of beneficial interest outstanding	50,114	(177,312)

See accompanying notes to financial statements

Crow Point Alternative Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Six Months		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	March 31, 2017		September 30, 2016	September 30, 2015	September 30, 2014 (8)	September 30, 2013	September 30, 2012*
	(Unaudited)
Net asset value, beginning of period	$8.44		$8.47	$8.84	$9.04	$9.65	$10.00
Activity from investment operations:
Net investment income (1)	0.01		0.10	0.11	0.23	0.33	0.40
Net realized and unrealized gain (loss) on investments	(0.12)		0.04	(0.35)	0.01 (9)	(0.52)	(0.38)
Total from investment operations	(0.11)		0.14	(0.24)	0.24	(0.19)	0.02
Less distributions:
From net investment income	(0.11)		(0.17)	(0.13)	(0.44)	(0.42)	(0.37)
Total distributions	(0.11)		(0.17)	(0.13)	(0.44)	(0.42)	(0.37)
Paid-in capital from redemption fees	—		—	—	—	0.00 (7)	0.00	(7)
Net asset value, end of period	$8.22		$8.44	$8.47	$8.84	$9.04	$9.65
Total return (2)	(1.28	)% (3)	1.76%	(2.81)%	2.65%	(2.07)%	0.17	% (3)
Net assets, end of period (000s)	$6,926		$6,691	$8,211	$16,479	$3,536	$7,562
Ratio of expenses to average net assets (5)
before reimbursement	3.83	% (4)	3.67%	4.34%	4.01%	4.16%	6.45	% (4)
net of reimbursement	2.27	% (4)	2.27%	3.33%	2.93%	3.11%	2.08	% (4)
Ratio of expenses to average net assets (excluding dividends and interest on margin account) (5)
before reimbursement	3.81	% (4)	3.65%	3.26%	3.26%	3.38%	3.59	% (4)
net of reimbursement	2.25	% (4)	2.25%	2.25%	2.18%	2.32%	1.59	% (4)
Ratio of net investment income to average net assets (5)(6)	0.33	% (4)	1.20%	1.21%	2.58%	3.52%	5.64	% (4)
Portfolio turnover rate	143	% (3)	162%	999%	1,125%	2,154%	1,081	% (3)

*	For the period January 13, 2012 (commencement of operations) through September 30, 2012.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Afilliated Investments

(7)	Amount is less than $0.01.

(8)	On January 27, 2014, Class A, Class C and Class R shares were exchanged for shares of Class Y which was renamed Investor Class shares.

(9)	The net realized and unrealized gain on investments per share does not accord with the net of the amounts reported in the statement of operations due to the timing of purchases and redemptions of the Fund shares during the period.

See accompanying notes to financial statements

Crow Point Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2017

1.	ORGANIZATION

The Crow Point Alternative Income Fund (formerly the Armor Alternative Income Fund) (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or subadviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation

Crow Point Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or subadviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs

Crow Point Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,891,944	$—	$—	$4,891,944
Mutual Fund	152,918	—	—	152,918
Preferred Stock	59,512	—	—	59,512
Bonds & Notes	—	1,720,721	—	1,720,721
Purchased Options	557	—	—	557
Total	$5,104,931	$1,720,721	$—	$6,825,652
Liabilities*	Level 1	Level 2	Level 3	Total
Written Options	$3,417	$—	$—	$3,417
Total	$3,417	$—	$—	$3,417

There were no transfers between any Level during the six months ended March 31, 2017.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities.

*	Please refer to the Portfolio of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are

Crow Point Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Options Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Transactions in option contracts written during the six months ended March 31, 2017 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written	(55)	(3,810)
Options expired	8	518
Options outstanding, end of period	(47)	$(3,292)

For the six months ended March 31, 2017, the amount of net realized gain and net change in unrealized depreciation on written options subject to equity price risk amounted to $518 and $125, respectively. The figures for written options can be found in the Statement of Operations under

Crow Point Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

the line net realized gain from options written and net change in unrealized depreciation on options written. For the six months ended March 31, 2017, the amount of net realized loss and net change in unrealized appreciation on purchased options subject to equity price risk amounted to $1,109 and $22, respectively. The figures for purchased options can be found in the Statement of Operations under the line items net realized loss from options purchased.

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in the Fund’s 2017 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska state and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Crow Point Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $9,419,052 and $8,004,221, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Crow Point Partners, LLC (“Crow Point”) serves as the Fund’s investment adviser (the “Adviser”). Prior to February 25, 2016, Genesis Capital LLC (“Genesis”) served as the Fund’s investment adviser.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended March 31, 2017, the Fund incurred $32,306 of advisory fees under Crow Point.

Pursuant to an exemptive order, the Crow Point Alternative Income Fund invested a portion of its assets in the Crow Point Global Dividend Plus Fund. The Advisor has agreed to waive its advisory fee on the portion of the Crow Point Alternative Income Fund’s assets that are invested in the Crow Point Global Dividend Plus Fund. For the six months ended March 31, 2017, Crow Point Alternative Income Fund waived $1,091 in advisory fees pursuant to that arrangement.

The Adviser has contractually agreed to waive all or part of its fees and/or make payments to limit Fund expenses (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, taxes, borrowing costs (such as interest and dividend expense on securities sold short) or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Adviser)) at least until January 31, 2018 (the “Expense Limit”), so that the total annual operating expenses of the Fund does not exceed 2.25% of the Fund’s average daily net assets. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years following when such amounts were waived and/or reimbursed. During the six months ended March 31, 2017, $52,103 was waived and or reimbursed by the Adviser.

Crow Point Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

As of September 30, 2016, the following amounts are subject to recapture by the Adviser by September 30 of the following years:

2019	2018	2017
$109,295	$138,516	$98,569

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay up to 0.25% of its average daily net assets to pay for certain distribution activities and shareholder services. For the six months ended March 31, 2017, $8,349 was incurred under the Plan for the Investor Class.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of the Distributor and GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	INVESTMENTS IN AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. A company which is an affiliate of the Fund at March 31, 2017, is noted in the Fund’s Portfolio of Investments. Crow Point Defined Global Dividend Plus Fund is a mutual fund which is considered an affiliate because it is under the control of the same investment advisor.

Transactions during the period with a company that is an affiliate are as follows:

	Shares-			Shares-
	Beginning of			End of
Description	Period	Purchases	Sales	Period
Crow Point Global Dividend Plus Fund	50,763	—	35,786	14,977

Crow Point Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

	Value-			Dividends		Change in
	Beginning of		Sales	Credited to	Realized	Unrealized	Value- End
Description	Period	Purchases	Proceeds	Income	Gain/Loss	Gain/Loss	of Period
Crow Point Global Dividend Plus Fund	$493,927	$—	344,261	$313	$(9,111)	$12,363	$152,918

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2017, NFS LLC held approximately 78% of the voting securities of Crow Point Alternative Income Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record NFS LLC are also owned beneficially.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2016	September 30, 2015
Ordinary Income	$160,375	$206,297
	$160,375	$206,297

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$78,902	$(125,578)	$(1,682,116)	$(17,290)	$113,707	$(1,632,375)

The difference between the book basis and tax basis for unrealized appreciation, undistributed net investment income and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales, adjustment for tax amortization of organizational expenses.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $125,578.

Crow Point Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

At September 30, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$1,682,116	$—	$1,682,116

Permanent book and tax differences, primarily attributable to tax adjustments for non-deductible expense, paydowns and contingent payment debt instruments, resulted in reclassification for the year ended September 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(301)	$11,582	$(11,281)

8.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Crow Point Alternative Income Fund
EXPENSE EXAMPLES
March 31, 2017 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period*
	10/1/16	3/31/17	Ratio	10/1/16 – 3/31/17
Actual
Crow Point Alternative Income Fund	$1,000.00	$987.20	2.25%	$ 11.15
Hypothetical
(5% return before expenses)
Crow Point Alternative Income Fund	$1,000.00	$1,013.71	2.25%	$ 11.30

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended March 31, 2017 (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-282-1100 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-282-1100.

ADVISER
Crow Point Partners, LLC
25 Recreation Park Dr., Suite 206
Hingham, MA 02043

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/8/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 6/8/17